Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	15,315,290	14,843,623
Stated value	$ 93,211	$ 69,997
Telesat Public Shares [Member]
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	15,202,449	14,730,782
Stated value	$ 86,871	$ 63,657
Class C Shares [Member]
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	112,841	112,841
Stated value	$ 6,340	$ 6,340